Warrant Liability - Additional Information (Details) $ / shares in Units, $ in Thousands, $ in Millions				1 Months Ended	12 Months Ended
	Apr. 23, 2019 CAD ($)	Mar. 31, 2019 CAD ($)	Feb. 22, 2019 CAD ($) CreditFacility $ / shares	Apr. 23, 2019 CAD ($)	Dec. 31, 2019 CAD ($) $ / shares	Dec. 31, 2018 CAD ($)	Mar. 20, 2019	Feb. 22, 2019 USD ($) shares	Dec. 31, 2017 CAD ($)
Disclosure Of Detailed Information About Warrant Liability [Line Items]
Date of warrants issued to long term debt					on or before March 20, 2019
Percentage of warrants issued to increase ownership of long-term debt on fully diluted basis							19.99%
Credit facility					$ 8,834	$ 125,804			$ 87,020
Change in fair value of warrant liability			$ 218			$ 157
Increase (decrease) in fair value of warrants		$ 11	$ 1,137	$ (1,369)
Number of tranches under credit facility | CreditFacility			2
Estimated fair value of warrants	$ 153
Warrant liability classified as equity	$ 153			$ 153
European Put Option Model
Disclosure Of Detailed Information About Warrant Liability [Line Items]
Common stock selling price, number of years					20 years
Top of Range | European Put Option Model
Disclosure Of Detailed Information About Warrant Liability [Line Items]
Common stock selling price per share | $ / shares					$ 1,000.00
Bottom Of Range [Member] | European Put Option Model
Disclosure Of Detailed Information About Warrant Liability [Line Items]
Common stock selling price per share | $ / shares					$ 156.36
Fourth Loan Agreement
Disclosure Of Detailed Information About Warrant Liability [Line Items]
Maximum exercise price of preferred share | $ / shares			$ 1,000.00
Minimum exercise price of preferred share | $ / shares			156.36
Number of warrant shares issued | shares								19,402
Price of per preferred share | $ / shares			$ 156.36
Preferred share expiration date			Feb. 22, 2027
Fourth Loan Agreement | Tranche One
Disclosure Of Detailed Information About Warrant Liability [Line Items]
Credit facility								$ 10
Date of credit facility drawn			Feb. 22, 2019
Fourth Loan Agreement | Tranche Two
Disclosure Of Detailed Information About Warrant Liability [Line Items]
Credit facility								$ 5
Date of credit facility drawn			Mar. 22, 2019